UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stadion Money Management, Inc.
         ---------------------------------------------------------
Address: 1061 Cliff Dawson Rd
         ---------------------------------------------------------
         Watkinsville, GA 30677
         ---------------------------------------------------------

Form 13F File Number: 28-11320
                      -----------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:  Michael Isaac
         --------------------------------------------
         Title: Chief Compliance Officer
         --------------------------------------------
         Phone: (800) 222-7636
         --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac    Watkinsville, Georgia    November 14, 2012
         -----------------    ---------------------    -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                          ----------------------------------
Form 13F Information Table Entry Total:                   93
                                          ----------------------------------
Form 13F Information Table Value Total:             $     2,767,695
                                          ----------------------------------
                                                      (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
SPDR S&P 500 ETF TR            TR UNIT          78462F103     753,380   5,232,894 SH       SOLE                5,232,894
ISHARES TR                     S&P 500 INDEX    464287200     224,129   1,552,138 SH       SOLE                1,552,138
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506       5,456      74,296 SH       SOLE                   74,296
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     183,842   5,964,050 SH       SOLE                5,964,050
ISHARES TR                     S&P 100 IDX FD   464287101     552,558   8,314,144 SH       SOLE                8,314,144
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209       5,659     141,064 SH       SOLE                  141,064
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407       5,532     118,226 SH       SOLE                  118,226
SPDR GOLD TRUST                GOLD SHS         78463V107      48,464     281,945 SH       SOLE                  281,945
ISHARES TR                     RUSSELL 2000     464287655       7,119      85,319 SH       SOLE                   85,319
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888       1,373      55,296 SH       SOLE                   55,296
ISHARES TR                     BARCLYS 1-3YR CR 464288646       3,321      31,406 SH       SOLE                   31,406
ISHARES TR                     FLTG RATE NT     46429B655       6,380     126,435 SH       SOLE                  126,435
ISHARES TR                     HIGH YLD CORP    464288513       7,679      83,194 SH       SOLE                   83,194
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783       3,137      30,849 SH       SOLE                   30,849
ISHARES TR                     BARCLYS MBS BD   464288588      10,970     100,492 SH       SOLE                  100,492
ISHARES TR                     BARCLYS 1-3 YR   464287457       4,641      54,920 SH       SOLE                   54,920
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109     408,556   3,047,790 SH       SOLE                3,047,790
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      82,051   1,196,604 SH       SOLE                1,196,604
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858       1,088      33,090 SH       SOLE                   33,090
ISHARES INC                    MSCI CDA INDEX   464286509       1,643      57,663 SH       SOLE                   57,663
ISHARES TR                     MSCI SMALL CAP   464288273         547      14,130 SH       SOLE                   14,130
ISHARES TR                     MSCI ACWI INDX   464288257       1,639      35,107 SH       SOLE                   35,107
ISHARES TR                     S&P GLB100INDX   464287572       1,090      17,473 SH       SOLE                   17,473
MARKET VECTORS ETF TR          BRAZL SMCP ETF   57060U613         550      13,475 SH       SOLE                   13,475
ISHARES INC                    MSCI GERMAN      464286806       1,089      48,251 SH       SOLE                   48,251
ISHARES INC                    MSCI THAILAND    464286624       1,095      14,431 SH       SOLE                   14,431
ISHARES TR                     MSCI EMERG MKT   464287234       1,039      25,131 SH       SOLE                   25,131
SPDR INDEX SHS FDS             S&P EMKTSC ETF   78463X756       1,043      23,463 SH       SOLE                   23,463
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870       1,937      22,093 SH       SOLE                   22,093
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409         567       7,060 SH       SOLE                    7,060
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     235,158   3,192,915 SH       SOLE                3,192,915
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413      17,705     268,590 SH       SOLE                  268,590
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819       2,472      27,382 SH       SOLE                   27,382
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827       2,372      29,127 SH       SOLE                   29,127
ISHARES TR                     BARCLYS TIPS BD  464287176         268       2,200 SH       SOLE                    2,200
ISHARES TR                     10+ YR CR BD     464289511         386       6,130 SH       SOLE                    6,130
ISHARES TR                     JPMORGAN USD     464288281         257       2,120 SH       SOLE                    2,120
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458         257      10,440 SH       SOLE                   10,440
ISHARES TR                     BARCLAYS CMBS    46429B366         256       4,920 SH       SOLE                    4,920
PIMCO ETF TR                   1-5 US TIP IDX   72201R205         408       7,561 SH       SOLE                    7,561
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425         254      10,360 SH       SOLE                   10,360
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835       7,480      87,844 SH       SOLE                   87,844
VANGUARD BD INDEX FD INC       LONG TERM BOND   921937793         546       5,650 SH       SOLE                    5,650
ISHARES TR                     BARCLYS 7-10 YR  464287440       1,461      13,475 SH       SOLE                   13,475
ISHARES TR                     S&P SMLCAP 600   464287804      52,652     683,167 SH       SOLE                  683,167
ISHARES TR                     MSCI EAFE INDEX  464287465      74,519   1,406,025 SH       SOLE                1,406,025
ISHARES TR                     IBOXX INV CPBD   464287242       1,172       9,627 SH       SOLE                    9,627
ISHARES TR                     BARCLYS 3-7 YR   464288661       3,136      25,347 SH       SOLE                   25,347
POWERSHARES GLOBAL ETF TRUST   I-30 LAD TREAS   73936T524       1,152      34,783 SH       SOLE                   34,783
ISHARES TR                     BARCLYS SH TREA  464288679         256       2,324 SH       SOLE                    2,324
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107       1,544       8,579 SH       SOLE                    8,579
AFLAC INC                      COM              001055102         868      18,132 SH       SOLE                   18,132
AT&T INC                       COM              00206R102         869      23,056 SH       SOLE                   23,056
ABBOTT LABS                    COM              002824100         870      12,688 SH       SOLE                   12,688
APTARGROUP INC                 COM              038336103         855      16,527 SH       SOLE                   16,527
BAXTER INTL INC                COM              071813109         861      14,284 SH       SOLE                   14,284
BROWN & BROWN INC              COM              115236101         865      33,169 SH       SOLE                   33,169
CHEVRON CORP NEW               COM              166764100         870       7,465 SH       SOLE                    7,465
COMMERCE BANCSHARES INC        COM              200525103         858      21,285 SH       SOLE                   21,285
CONOCOPHILLIPS                 COM              20825C104         860      15,032 SH       SOLE                   15,032
COSTCO WHSL CORP NEW           COM              22160K105         870       8,687 SH       SOLE                    8,687
EATON VANCE CORP               COM NON VTG      278265103         870      30,042 SH       SOLE                   30,042
ECOLAB INC                     COM              278865100         877      13,536 SH       SOLE                   13,536
EMERSON ELEC CO                COM              291011104         837      17,340 SH       SOLE                   17,340
ENTERGY CORP NEW               COM              29364G103         862      12,444 SH       SOLE                   12,444
FACTSET RESH SYS INC           COM              303075105         831       8,616 SH       SOLE                    8,616
GENERAL MLS INC                COM              370334104         862      21,638 SH       SOLE                   21,638
GENUINE PARTS CO               COM              372460105         845      13,851 SH       SOLE                   13,851
GRAINGER W W INC               COM              384802104         886       4,252 SH       SOLE                    4,252
HARRIS CORP DEL                COM              413875105         912      17,797 SH       SOLE                   17,797
ILLINOIS TOOL WKS INC          COM              452308109         864      14,535 SH       SOLE                   14,535
INTEL CORP                     COM              458140100         839      37,014 SH       SOLE                   37,014
JOHNSON & JOHNSON              COM              478160104         871      12,640 SH       SOLE                   12,640
KELLOGG CO                     COM              487836108         869      16,822 SH       SOLE                   16,822
LOCKHEED MARTIN CORP           COM              539830109         890       9,536 SH       SOLE                    9,536
MARKET VECTORS ETF TR          HG YLD MUN ETF   57060U878         663      20,110 SH       SOLE                   20,110
MCCORMICK & CO INC             COM NON VTG      579780206         866      13,963 SH       SOLE                   13,963
MCDONALDS CORP                 COM              580135101         847       9,236 SH       SOLE                    9,236
MICROSOFT CORP                 COM              594918104         835      28,068 SH       SOLE                   28,068
NATIONAL FUEL GAS CO N J       COM              636180101         886      16,394 SH       SOLE                   16,394
NORDSTROM INC                  COM              655664100         856      15,520 SH       SOLE                   15,520
NORFOLK SOUTHERN CORP          COM              655844108         823      12,934 SH       SOLE                   12,934
NORTHEAST UTILS                COM              664397106         877      22,941 SH       SOLE                   22,941
POLARIS INDS INC               COM              731068102         881      10,891 SH       SOLE                   10,891
PROCTER & GAMBLE CO            COM              742718109         869      12,533 SH       SOLE                   12,533
RAYTHEON CO                    COM NEW          755111507         855      14,955 SH       SOLE                   14,955
REYNOLDS AMERICAN INC          COM              761713106         839      19,366 SH       SOLE                   19,366
SIGMA ALDRICH CORP             COM              826552101         853      11,853 SH       SOLE                   11,853
SOUTHERN CO                    COM              842587107         867      18,803 SH       SOLE                   18,803
SYSCO CORP                     COM              871829107         879      28,105 SH       SOLE                   28,105
UNITED TECHNOLOGIES CORP       COM              913017109         850      10,863 SH       SOLE                   10,863
VERIZON COMMUNICATIONS INC     COM              92343V104         890      19,533 SH       SOLE                   19,533
SPDR S&P 500 ETF TR            TR UNIT          78462F103       1,211       2,665 0   Put  SOLE       0            2,665